Intangible Assets (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Intangible Assets [Abstract]
Patent costs	$ 1,154,980	$ 1,135,964	$ 939,535
Amortization	(770,809)	(688,537)	(471,698)
Patents, net	$ 384,171	$ 447,427	$ 467,837